Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 3. Fair Value Measurements
Assets and liabilities recorded at fair value on a recurring basis in the condensed consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

•	Level I — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

•
Level II — Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

•	Level III — Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.
The Company’s financial assets consist of Level 1 and 2 assets. The Company classifies its cash equivalents and marketable debt securities within Level 1 or Level 2 because they are valued using either quoted market prices or inputs other than quoted prices which are directly or indirectly observable in the market, including readily-available pricing sources for the identical underlying security which may not be actively traded. The Company’s fixed income available-for-sale
securities consist of high quality, investment grade securities from diverse issuers. The valuation techniques used to measure the fair value of the Company’s marketable debt securities were derived from non-binding
market consensus prices that are corroborated by observable market data and quoted market prices for similar instruments.
The Company’s financial liabilities measured at fair value on a recurring basis consist of Level III liabilities. The redeemable convertible preferred stock warrant is measured at fair value on a recurring basis. Changes in fair value of Level III liabilities are recorded in other income, net.
The following table sets forth the fair value of the Company’s financial assets and liabilities measured on a recurring basis by level within the fair value hierarchy (in thousands):

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Money market funds	$27,770	$—	$—	$27,770

Cash equivalents	27,770	—	—	27,770

Term deposits	—	40,024	—	40,024
Asset backed securities	—	66,477	—	66,477
Government debt securities	—	79,735	—	79,735
Corporate debt securities	—	188,974	—	188,974

Available-for-sale investments	—	375,210	—	375,210

Total fair value of assets	$27,770	$375,210	$—	$402,980

Liabilities measured at fair value

Redeemable convertible preferred stock warrant liability	—	—	$627	627

Total fair value of liabilities	$—	$—	$627	$627

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Money market funds	$74,049	$—	$—	$74,049

Cash equivalents	74,049	—	—	74,049

Asset backed securities	—	52,022	—	52,022
Government debt securities	—	57,829	—	57,829
Corporate debt securities	—	258,736	—	258,736

Marketable securities	—	368,587	—	368,587

Total fair value of assets	$74,049	$368,587	$—	$442,636

The following is a summary of the Company’s
available-for-sale
securities (in thousands):

	June 30, 2021
	Adjusted Basis	Unrealized Gains	Unrealized Losses	Recorded Basis
Assets measured at fair value
Term deposits	$40,024	$—	$—	$40,024
Asset backed securities	66,489	6	(18)	66,477
Government debt securities	79,733	5	(3)	79,735
Corporate debt securities	188,966	14	(6)	188,974

Total	$375,212	$25	$(27)	$375,210

	December 31, 2020
	Adjusted Basis	Unrealized Gains	Unrealized Losses	Recorded Basis
Asset backed securities	$51,938	$84	$—	$52,022
Government debt securities	57,826	3	—	57,829
Corporate debt securities	258,502	234	—	258,736

Total	$368,266	$321	$—	$368,587

There were no transfers between Level 1, Level 2 or Level 3 financial instruments in the six months ended June 30, 2021 and 2020.
In six months ended June 30, 2020, the Company did not have any Level III financial assets or liabilities measured at fair value on a recurring basis.
The following table sets forth a summary of the change in the fair value, which is recognized as a component of other income within the condensed consolidated statement of operations, of the Company’s Level III financial liabilities (in thousands):

2021
Fair value as of January 1	$—
Initial fair value of the redeemable convertible preferred stock warrant liability	602
Change in fair value	25

Fair value as of June 30	$627

The Company used the Black-Scholes option pricing model to estimate the fair value of the redeemable convertible preferred stock warrant (see Note 10).

Note 3. Fair Value Measurements
Assets and liabilities recorded at fair value on a recurring basis in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

•	Level I — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

•
Level II — Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

•	Level III — Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.
The Company’s financial assets consist of Level 1 and 2 assets. The Company classifies its cash equivalents and marketable debt securities within Level 1 or Level 2 because they are valued using either quoted market prices or inputs other than quoted prices which are directly or indirectly observable in the market, including readily-available pricing sources for the identical underlying security which may not be actively traded. The Company’s fixed income available-for-sale
securities consist of high quality, investment grade securities from diverse issuers. The valuation techniques used to measure the fair value of the Company’s marketable debt securities were derived from non-binding
market consensus prices that are corroborated by observable market data and quoted market prices for similar instruments.
The Company’s financial liabilities measured at fair value on a recurring basis consist of Level III liabilities. The derivative instruments liability is measured at fair value on a recurring basis. Changes in fair value of Level III liabilities are recorded in other income (expense), net.
The fair value of the compound derivative instruments was estimated at the respective date of inception in December 2018 and January 2019, at the subsequent consolidated balance sheet date and immediately prior to the conversion of the convertible promissory notes using a hybrid method that combines probability-weighted and with-or-without
methods using unobservable inputs, which are classified as Level 3 within the fair value hierarchy. The primary inputs for this approach included the probability of achieving various settlement scenarios that provide the lenders the right or the obligation to receive cash or a variable number of shares upon the completion of a capital transaction. The probability assumptions related to estimating various settlement scenarios as of January 1, 2019 and the inception dates ranged between 2.5% and 100%, the discount rates ranging between 29.4% and 46.4% were applied to estimated future cash flows, and the expected time to occurrence of the respective scenario ranged between 0.52 years and 4.95 years. After the initial measurement, changes in the fair value of these compound derivatives were recorded as a component of other income (expense), net.
The following table sets forth the fair value of the Company’s financial assets and liabilities measured on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Money market funds	$74,049	$—	$—	$74,049

Cash equivalents	74,049	—	—	74,049

Asset backed securities	—	52,022	—	52,022
Government debt securities	—	57,829	—	57,829
Corporate debt securities	—	258,736	—	258,736

Marketable debt securities	—	368,587	—	368,587

Total fair value of assets	$74,049	$368,587	—	$442,636

The following is a summary of the Company’s
available-for-sale
securities:

	December 31, 2020
	Adjusted Basis	Unrealized Gains	Unrealized Losses	Recorded Basis
Asset backed securities	$51,938	$84	—	$52,022
Government debt securities	57,826	3	—	57,829
Corporate debt securities	258,502	234	—	258,736

Total	$368,266	$321	—	$368,587

At December 31, 2019, the Company’s did not have any financial assets or liabilities measured at fair value on a recurring basis.
The following table sets forth a summary of the changes in the fair value, which is recognized as a component of other income (expense), net within the consolidated statement of operations, of the Company’s Level III financial liabilities (in thousands):

	2020	2019
Fair value as of January 1	$—	$27,033
Initial fair value of derivative liabilities	—	4,104
Change in fair value	—	4,947
Settlement of derivative liabilities upon conversion of convertible notes into redeemable convertible preferred stock	—	(36,084)

Fair value as of December 31	$—	$—

There were no transfers between Level 1, Level 2 or Level 3 financial instruments in 2020 and 2019.